Expense Example - FidelitySustainableTargetDateFunds-ComboClassKPro - FidelitySustainableTargetDateFunds-ComboClassKPro - Fidelity Sustainable Target Date 2015 Fund - Fidelity Sustainable Target Date 2015 Fund - Class K
May 30, 2024 USD ($)
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406